Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Weighted-Average Information Associated with Remaining Operating Lease Obligations
As of June 30, 2019, supplemental balance sheet information related to leases was as follows:

	Operating leases	Finance leases
Weighted average remaining lease term (years)	9.5	17.0
Weighted average discount rate	6.4%	6.5%

Maturities of Operating Lease Liabilities
As of June 30, 2019, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2019 - remaining	$4,873	$5,473
2020	8,727	10,946
2021	8,399	10,946
2022	8,467	10,946
2023	8,529	10,946
Thereafter	34,465	186,723
Total lease payments	$73,460	$235,980
Less: Imputed interest	(19,017)	(107,275)
Present value of lease liabilities	$54,443	$128,705

Maturities of Financing Lease Liabilities
As of June 30, 2019, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2019 - remaining	$4,873	$5,473
2020	8,727	10,946
2021	8,399	10,946
2022	8,467	10,946
2023	8,529	10,946
Thereafter	34,465	186,723
Total lease payments	$73,460	$235,980
Less: Imputed interest	(19,017)	(107,275)
Present value of lease liabilities	$54,443	$128,705